Unaudited Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2014
Unaudited Quarterly Financial Information [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
Quarterly financial information for 2014 and 2013 is as follows:

2014	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
In millions, except per share amounts
Net sales	$206.1	$214.9	$213.2	$205.9
Gross profit	8.3	20.4	26.8	23.5
Net (loss) income	(15.2)	14.1	(79.4)	(10.5)
Net loss attributable to noncontrolling interests	0.6	0.2	—	—
Net (loss) income attributable to SunEdison Semiconductor Limited	(14.6)	14.3	(79.4)	(10.5)
Basic (loss) earnings per share	(0.35)	0.34	(1.91)	(0.25)
Diluted (loss) earnings per share	(0.35)	0.34	(1.91)	(0.25)
Market close share prices:
High	N/A	17.76	19.35	19.76
Low	N/A	15.00	15.51	16.12

2013	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
In millions, except per share amounts
Net sales	$232.4	$244.0	$232.6	$211.6
Gross profit	22.5	31.4	21.1	6.7
Net (loss) income	(9.7)	(11.7)	9.3	(43.2)
Net income attributable to noncontrolling interests	(0.8)	(1.5)	—	(0.1)
Net (loss) income attributable to SunEdison Semiconductor Limited	(10.5)	(13.2)	9.3	(43.3)
Basic (loss) earnings per share	(0.25)	(0.32)	0.22	(1.04)
Diluted (loss) earnings per share	(0.25)	(0.32)	0.22	(1.04)
Market close share prices:
High	N/A	N/A	N/A	N/A
Low	N/A	N/A	N/A	N/A